PROVISIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of provision for onerous contracts:
At beginning of the year	$ 1,019	$ 80
Provision raised	592	1,019
Released to profit or loss	(1,019)	(80)
At the end of the financial year	$ 592	$ 1,019